Property and Equipment, Net - Summary of Property and Equipment Consisted (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property Plant And Equipment [Line Items]
Total cost		¥ 973,626		¥ 998,897
Less: Accumulated depreciation		(159,843)		(141,249)
Property and equipment, net		813,783	$ 117,987	857,648
Building
Property Plant And Equipment [Line Items]
Total cost	[1]	865,447		865,447
Leasehold And Buildings Improvements
Property Plant And Equipment [Line Items]
Total cost		69,706		95,953
Electronic And Office Equipment
Property Plant And Equipment [Line Items]
Total cost		¥ 38,473		¥ 37,497

[1]	In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. In 2018, the Group purchased one building in Wuhan (Building D) with a total consideration of RMB404,725 (including input VAT). In March 2021, Building D was completed for intended use and the cost of RMB385,176 necessarily incurred for its intended use was recorded to property and equipment in 2021.